CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash Flows From Operating Activities
Net income (loss)	$ 430,073	$ (34,295)	$ (47)
Adjustments to reconcile Net Income (Loss) to net cash provided by (used in) operations:
Amortization expense	8,210	6,653	583
Gain on debt forgiveness	(36,680)	0	0
Accounts receivable	(187,828)	0	0
Other receivables and prepaid expenses	(4,845)	(5,049)	(13,000)
Accounts payable	330,004	(1,140)	(1,963)
Due to related parties	47,731	14,000	0
Income tax payable	83,922	0	0
Operating lease liabilities	35	0	0
Other payable and accrued liabilities	6,113	0	0
Deferred revenue	0	(3,300)	3,300
Cash flows provided by (used in) operating activities	676,735	(23,131)	(11,127)
Cash flows from investing activities
Website Development Costs	0	(8,130)	0
Software Development Costs	0	(13,000)	0
Cash flows used in investing activities	0	(21,130)	0
Cash flows from financing activities
Related party loan	3,050	(305)	0
Loan payable	2,620	12,945	0
Proceeds from issuance of ordinary shares	0	15,940	25,900
Cash flows provided by financing activities	5,670	28,580	25,900
Effect of foreign exchange rate on cash	(19)	0	0
Net increase (decrease) in cash and equivalents	682,386	(15,681)	14,773
Cash and equivalents at beginning of the period (including cash in escrow account)	1,097	16,778	2,005
Cash and equivalents at end of the period (including cash in escrow account)	683,483	1,097	16,778
Cash paid for:
Interest	0	0	0
Taxes	$ 0	$ 0	$ 0